BALANCE SHEET (Parenthetical)	Mar. 08, 2021 $ / shares shares
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares authorized	1,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Class A Common Stock [Member]
Temporary equity par or stated value per share | $ / shares	$ 0.0001
Temporary Equity, Shares Authorized	450,000,000
Temporary Equity, Shares Issued	40,000,000
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	450,000,000
Common stock shares issued	40,000,000
Common stock, shares, outstanding	40,000,000
Class B Common Stock [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	50,000,000
Common stock shares issued	11,500,000
Common stock, shares, outstanding	11,500,000
Class B Common Stock [Member] | Over-Allotment Option [Member]
Common shares subject to forfeiture	1,500,000